Investment Adviser
      Legg Mason Trust, fsb
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, DC

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD



      An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                     Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                               100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                               410 . 539 . 0000


Semi-Annual Report
   June 30, 2001

    Legg Mason
       Tax
      Exempt
    Trust, Inc.


      [LOGO]

To Our Shareholders,


     On June 30, 2001, the Legg Mason Tax Exempt Trust had approximately $417 million invested in a diversified portfolio of high quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.04%, and its average weighted maturity is 26 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     Some of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                                      Sincerely,

                                                      /s/ John F. Curley, Jr.

                                                      John F. Curley, Jr.
                                                      Chairman

July 25, 2001

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
June 30, 2001 (Unaudited)
(Amounts in Thousands)


                                                                  Rate       Maturity Date   Par              Value
--------------------------------------------------------------------------------------------------------------------------
Alabama-- 1.2%
      The Industrial Development Board of the City of
        Montgomery Pollution Control and Solid Waste
        Disposal Revenue Refunding Bonds (General
        Electric Company Project), Series 1990 VRDN
        (Aaa/P-1, AAA/A-1+)                                        2.75%         8/9/01     $ 5,000          $   5,000/A/
--------------------------------------------------------------------------------------------------------------------------
Arizona-- 2.4%
      Arizona Salt River Project Electric System Revenue
        Bonds TECP (P-1, A-1+)                                     2.70%         9/7/01       6,450              6,450
      City of Phoenix Civic Improvement Corporation
        Water System Revenue Bond Anticipation
        Notes, Series 2001 B (P-1, A-1+)                           2.70%        12/14/01      3,500              3,500
                                                                                                                 -----
                                                                                                                 9,950
--------------------------------------------------------------------------------------------------------------------------
Delaware-- 1.8%
      New Castle County, Delaware, General Obligation
        Refunding Bonds, Series 1991 (Aa1/AAA/AA+)                 6.25%        10/15/01      1,000              1,008
      University of Delaware Revenue Bonds,
        Series 1998 VRDN (AA/A-1+)                                 2.65%         7/4/01       6,500              6,500/A/
                                                                                                                 -----
                                                                                                                 7,508
--------------------------------------------------------------------------------------------------------------------------
Florida-- 9.4%
      Jacksonville Electric Authority Revenue
        Bond Subordinated Electric Systems
        (Aa3/VMIG1, AA-/A-1+, AA+/F1+)
          Series A VRDN                                            3.30%         7/2/01       5,300              5,300/A/
          Series B VRDN                                            3.30%         7/2/01      11,900             11,900/A/
          Series C VRDN                                            3.30%         7/2/01       2,800              2,800/A/
      Pinellas County, Florida, Health Facilities Authority
        (Bayfront Medical Center, Inc. Project)
        Refunding Revenue Bonds, Series 1989 VRDN
        (Aaa/VMIG1, AAA/A-1+)                                      2.60%         7/4/01       1,900              1,900/A/
      Putnam County, Florida, Development Authority
        PCR Bonds (Seminole Electric Cooperative, Inc.)
        (Aa3, A+/A-1+)
          Series 1984 H-1 VRDN                                     2.85%         7/4/01       6,700              6,700/A/
          Series 1984 H-2 VRDN                                     2.85%         7/4/01       2,450              2,450/A/
      Saint Lucie County, Florida, PCR Refunding Bonds
        (Florida Power and Light Company Project),
        Series 2000 VRDN (Aa3/VMIG1, AA-/A-1+)                     3.35%         7/2/01       7,800              7,800/A/
                                                                                                              --------
                                                                                                                38,850
--------------------------------------------------------------------------------------------------------------------------
Georgia-- 1.0%
      Burke County, Georgia, PCR Bond (Oglethorpe Power)
        Series 1998 A (Aaa/VMIG1, AAA/A-1+, AAA/F1+)               2.65%         8/7/01       4,000              4,000
--------------------------------------------------------------------------------------------------------------------------


                                                                  Rate     Maturity Date       Par              Value
--------------------------------------------------------------------------------------------------------------------------
Hawaii-- 3.8%
      City and County of Honolulu, Hawaii, General
        Obligation Bond (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
          Series 2000 A VRDN                                       2.65%         7/4/01     $ 6,000            $ 6,000/A/
          Series 2000 A VRDN                                       2.65%         7/4/01       3,900              3,900/A/
          Series 2000 B VRDN                                       2.65%         7/4/01       5,750              5,750/A/
                                                                                                                ------
                                                                                                                15,650
--------------------------------------------------------------------------------------------------------------------------
Illinois-- 0.7%
      Illinois Development Finance Authority (Amoco
        Oil Company Project),  PCR Refunding Bonds,
        Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)                     3.30%         7/2/01       2,700              2,700/A/
--------------------------------------------------------------------------------------------------------------------------
Indiana-- 1.9%
      City of Rockport, Indiana, PCR Refunding Bond
        (American Electric Power Generating Company
        Project), Series 1995 A VRDN (AAA/A-1+)                    3.30%         7/2/01       8,000              8,000/A,B/
--------------------------------------------------------------------------------------------------------------------------
Kansas-- 1.1%
      Kansas State Department of Transportation,
        Highway Revenue, Series 2000 B-2 VRDN
        (Aa2/VMIG1, AA+, F1+)                                      3.30%         7/2/01       4,400              4,400/A/
--------------------------------------------------------------------------------------------------------------------------
Kentucky-- 2.0%
      Kentucky Economic Development Finance Authority
        Hospital Revenue Bonds, Series 1999 VRDN
        (Baptist Healthcare System Obligated Group)
        (Aaa/VMIG1, AAA/A-1+)                                      2.70%         7/4/01       8,435              8,435/A/
--------------------------------------------------------------------------------------------------------------------------
Louisiana-- 2.8%
      Parish of the Ascension Environmental Improvement
        Refunding Revenue Bond (Shell Oil Company
        Project), Series 1993 VRDN (AAA/A-1+)                      3.30%         7/2/01       1,000              1,000/A/
      Parish of the Ascension PCR Refunding Revenue
        Bonds (Shell Oil Company Project),
        Series 1993 VRDN (AAA/A-1+)                                3.30%         7/2/01      10,400             10,400/A/
                                                                                                                ------
                                                                                                                11,400
--------------------------------------------------------------------------------------------------------------------------
Maryland-- 16.4%
      Anne Arundel County, Maryland, Port Facility
      Revenue (A2/VMIG1, A/A-1)
          Baltimore Gas and Electric Company VRDN                  3.25%        7/11/01       4,000              4,000/A/
          Baltimore Gas and Electric Company VRDN                  3.25%        9/11/01       3,000              3,000/A/
      Baltimore County, Maryland, Consolidated Public
        Improvement BANS, Series 1995 TECP (P-1, A-1+)             3.15%         9/7/01       2,000              2,000
      Baltimore County, Maryland, General Obligation
        Bonds Baltimore County Pension Funding Bonds
        1995 Refunding Series (Aaa/AAA/AAA)                        5.00%         8/1/01       2,000              2,003

Legg Mason Tax Exempt Trust, Inc.

                                                                Rate          Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------------
Maryland -- Continued
      Baltimore County, Maryland, Revenue Bond (Oak
        Crest Village Inc. Project), Series 1999 A VRDN
        (Aa3/VMIG1, AA-/F1+)                                    2.65%         7/5/01            $13,700       $ 13,700/A/

      Baltimore County, Maryland, Revenue Bond (The
        Sheppard and Enoch Pratt Hospital Facility),
        Series 1992 VRDN (Aa3/VMIG1)                            2.65%         7/4/01              2,600          2,600/A/

      Howard County, Maryland, Consolidated Public
        Improvement Bond Anticipation Notes, 2001
        Series A (MIG1, SP-1+, F1+)                             4.00%         4/15/02             5,500          5,540

      Maryland Health and Higher Educational Facilities
        Authority (Johns Hopkins University) (P-1, A-1+)
          Series A TECP                                         2.75%         8/8/01              6,096          6,096
          Series A TECP                                         2.70%         9/7/01              5,000          5,000

      Maryland Health and Higher Educational Facilities
        Authority (Pooled Loan Program Issue) (Aa2/VMIG1)
          Series 1985 B VRDN                                    2.60%         7/4/01              2,800          2,800/A/
          Series 1985 A VRDN                                    2.65%         7/4/01              9,600          9,600/A/

      Montgomery County, Maryland, General Obligation
        BANS, Series 1995 TECP (P-1, A-1+, F1+)                 2.65%         9/14/01             5,000          5,000

      Montgomery County, Maryland, General
        Obligation Bonds, Consolidated Public
        Improvement Bonds of 1991 (Aaa/AAA/AAA)
          1991 Series B                                        5.80%         10/1/01              3,500          3,521
          1991 Series A                                        4.00%          5/1/02              2,000          2,015

      Washington Suburban Sanitary District, Maryland
        (Montgomery and Prince George's Counties,
        Maryland) (Aaa/AAA/AAA)                                6.40%          1/1/12             1,000           1,043/B/
                                                                                                             ------------
                                                                                                                67,918
-------------------------------------------------------------------------------------------------------------------------
Massachusetts-- 1.2%
      The Commonwealth of Massachusetts, General
        Obligation Refunding Bonds, 2001 Series C VRDN
        (Aa2/VMIG1, AA-/A-1+, AA-/F1+)                         2.60%          7/5/01             5,000           5,000/A/
-------------------------------------------------------------------------------------------------------------------------
Michigan-- 0.5%
      Michigan State Housing Development Authority
        Rental Housing Revenue Bonds, Series 1997 B
        VRDN (Aaa/VMIG1, AAA/A-1+)                             2.65%          7/4/01             2,170           2,170/A/
-------------------------------------------------------------------------------------------------------------------------
Minnesota-- 1.6%
      Rochester, Minnesota, Health Care Facilities Revenue
        Bond (Mayo Medical Center) Commercial Paper,
        Series C VRDN(AA+/A-1+)                                2.65%          9/5/01             6,500           6,500/A/
-------------------------------------------------------------------------------------------------------------------------

                                                               Rate          Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------------
Mississippi-- 1.7%
      Jackson County, Mississippi, Port Facility Refunding
        Revenue Bonds (Chevron USA Inc. Project),
        Series 1993 VRDN (Aa2/P-1)                                 3.30%         7/2/01     $ 7,050            $ 7,050/A/
-------------------------------------------------------------------------------------------------------------------------
Missouri-- 0.8%
      Health and Educational Facilities Authority of the
        State of Missouri, Medical Research Facilities
        Revenue Bond (Stowers Institute for Medical
        Research), Series 2000 VRDN
        (Aaa/VMIG1, AAA/A-1+)                                      2.70%         7/5/01       3,500              3,500/A/
-------------------------------------------------------------------------------------------------------------------------
Nebraska-- 2.0%
      Omaha Public Power District TECP (P-1, A-1+)                 3.15%         7/12/01      5,000              5,000

      Omaha Public Power District TECP (P-1, A-1+)                 3.15%         9/12/01      3,350              3,350
                                                                                                             ------------
                                                                                                                 8,350
-------------------------------------------------------------------------------------------------------------------------
Nevada-- 1.8%
      Clark County School District, Nevada, Adjustable
        Rate General Obligation (Limited Tax) School Bonds
        (Additionally Secured by Pledged Revenues
        Series 2001 A) VRDN
        (Aaa/VMIG1, AAA/A-1+, AAA/F1+)                             3.15%         7/2/01       7,230              7,230/A/
-------------------------------------------------------------------------------------------------------------------------
Ohio-- 4.3%
      County of Cuyahoga, Ohio, Hospital Revenue
        Refunding Bonds (The Cleveland Clinic Foundation)
        Series 1997 A VRDN (Aaa/VMIG1, AAA/A-1+)                   2.70%         7/4/01       6,150              6,150/A/

      Ohio Higher Educational Facility Commission
        Revenue Bond (Xavier University 2000 Project)
        VRDN (Aa3/VMIG1)                                           2.75%         7/5/01      11,750             11,750/A/
                                                                                                                ---------
                                                                                                                17,900
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania-- 7.3%
      Allegheny County, Pennsylvania, Hospital
        Development Authority (Presbyterian
        University Hospital) (Aa2/VMIG1)
          Series 1988 B1 VRDN                                      2.70%         7/5/01       1,115              1,115/A/
          Series 1988 B2 VRDN                                      2.70%         7/5/01       5,195              5,195/A/

      Allegheny County, Pennsylvania, Hospital
        Development Authority Health Center
        Revenue Bond (Presbyterian University
        Health System, Inc.) (Aaa/VMIG1, AAA/A-1)
          Series 1990 A VRDN                                       2.70%         7/5/01       2,000              2,000/A/
          Series 1990 D VRDN                                       2.70%         7/5/01       1,800              1,800/A/

      Delaware County, Pennsylvania, IDA Revenue
        Refunding Bond (Resource Recovery
        Facility, General Electric Capital Corporation),
        Series 1997 G VRDN (Aaa/P-1, AAA/A-1+)                     2.60%         7/4/01       4,000              4,000/A/

Legg Mason Tax Exempt Trust, Inc.

                                                                Rate          Maturity Date       Par            Value
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- Continued
      Lackawanna County, Pennsylvania, IDA (National
        Book Company Project), Series 1986 VRDN
        (A/A-1)                                                 3.50%         7/4/01           $   900         $   900/A/

      Northampton County, Pennsylvania, Higher
        Education Authority Revenue Bond (Lehigh
        University), Series 2000 VRDN
        (Aa3/VMIG1, AA-/A-1)                                    2.60%         7/5/01             7,500           7,500/A/

      Pennsylvania Higher Educational Facilities
        Authority, Variable Rate Revenue Refunding Bonds
        (Carnegie Mellon University) Series 1995 B VRDN
        (AA-/A-1+)                                              3.25%         7/2/01             4,900           4,900/A/

      The Hospitals and Higher Education Facilities
        Authority of Philadelphia, Hospital Revenue Bonds,
        (The Children's Hospital of Philadelphia Project),
        Series B of 1992 VRDN (Aa/VMIG1, AA/A-1+)               3.30%         7/2/01             2,800           2,800/A/
                                                                                                             ------------
                                                                                                                30,210
-------------------------------------------------------------------------------------------------------------------------
South Carolina-- 1.7%
      Berkeley County, South Carolina, PCR Refunding Bond
        (Amoco Chemical Company Project),
        Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)                  3.30%         7/2/01             1,400           1,400/A/

      South Carolina Public Service Authority Revenue
        Bond, TECP (P-1, A-1+, F1+)                             2.65%         8/13/01            5,700           5,700
                                                                                                             ------------
                                                                                                                 7,100
-------------------------------------------------------------------------------------------------------------------------
Texas-- 11.1%
      City of Dallas, Texas (Dallas, Denton and
        Collin Counties), General Obligation
        Refunding Bonds, Series 1993 (Aaa/AAA)                  4.70%         2/15/02            1,000           1,010

      Dallas Area Rapid Transit Senior Subordinate
        Lien, Sales Tax Revenue, Commercial
        Paper Notes, Series 2001 (P-1, A-1+, F1+)               2.70%        10/11/01            5,000           5,000

      Gulf Coast Waste Disposal Authority Pollution
        Control Revenue Refunding Bonds (Exxon Project),
        1995 Series VRDN (Aaa/VMIG1, AAA/A-1+)                  3.25%         7/2/01             2,500           2,500/A/

      Harris County, Texas, Health Facilities
        Development Corporation Hospital
        Revenue Bonds (The Methodist Hospital)
          Series 1997 B VRDN (Aaa/VMIG1, AAA/A-1+)              2.70%         7/4/01            14,200          14,200/A/
          Series 1994 VRDN (AA/A-1+)                            3.30%         7/2/01             6,000           6,000/A/

                                                                   Rate      Maturity Date    Par        Value
      -------------------------------------------------------------------------------------------------------------
Texas -- Continued
      Southwest Higher Education Authority Incorporated,
        Southern Methodist University VRDN (Aaa/VMIG1)             3.30%         7/2/01     $ 1,700     $  1,700/A/

      State of Texas TRANS, Series 2000 A (MIG1, SP-1+, F1+)       5.25%         8/31/01     12,400       12,419

      Texas State Public Finance Authority Series B
        (P-1, A-1+, F1+)                                           2.60%         9/14/01      3,000        3,000
                                                                                                        --------
                                                                                                          45,829
      -------------------------------------------------------------------------------------------------------------
Utah -- 4.2%
      Emery County, Utah, PCR Refunding Bond
        (PacifiCorp Project), Series 1994 VRDN
        (Aaa/VMIG1, AAA/A-1)                                       3.30%         7/2/01       1,300        1,300/A/

      State of Utah Adjustable Rate General Obligation
        Highway Bond (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
          Series 1999 A VRDN                                       2.80%         7/4/01       9,500        9,500/A/
          Series 1999 B VRDN                                       2.80%         7/4/01       6,500        6,500/A/
                                                                                                        --------
                                                                                                          17,300
      -------------------------------------------------------------------------------------------------------------
Washington-- 6.5%
      King County, Washington, Limited Tax General
        Obligation and Refunding Bonds (Various Purpose)
        1996 Series A (Aa1/AA+)                                    5.00%         1/1/02       2,095        2,112

      King County, Washington, Unlimited Tax General
        Obligation and Refunding Bonds (Various Purpose)
        1996 Series A (Aaa/AA+)                                    5.00%        12/1/01       1,500        1,510

      State of Washington, Adjustable Rate General
        Obligation Bonds, Series 1996 B VRDN
        (Aa1/VMIG1, AA+/A-1+)                                      2.60%         7/4/01      13,000       13,000/A/

      State of Washington, Various Purpose General
        Obligation Bonds and Motor Vehicle Fuel Tax General
        Obligation Bonds (Aa1/AA+/AA+)                             5.00%         1/1/02       1,000        1,008

      Washington State Housing Finance Commission
        (Pacific First Federal Savings Bank Program),
        Series 1988 B VRDN (AAA/A-1+)                              2.80%         7/4/01       9,170        9,170/A/
                                                                                                        --------
                                                                                                          26,800
      -------------------------------------------------------------------------------------------------------------
West Virginia-- 0.8%
      State of West Virginia, General Obligation State Road
        Bonds, Series 2001 (Aa3/AA-/AA-)                           4.00%         6/1/02       3,360        3,396
      -------------------------------------------------------------------------------------------------------------
Wisconsin-- 8.2%
      City of Oak Creek, Wisconsin, PCR Bond (Wisconsin
        Electric Power Company Project),
        Series 1986 VRDN (Aa3/P-1)                                 2.90%         7/5/01      16,000       16,000/A/

      Legg Mason Tax Exempt Trust, Inc.

                                                                    Rate      Maturity Date      Par       Value
      ----------------------------------------------------------------------------------------------------------------
Wisconsin -- Continued
      State of Wisconsin, General Obligation Extendable
        Commercial Notes, TECP, Series 2000 A
        (P-1, A-1+, F1+)                                           3.20%         9/12/01      $  5,000   $  5,000

      Town of Carlton, Wisconsin,  PCR Refunding Bond
        (Wisconsin Power and Light Company Projects),
        Series 1991 B VRDN (Aa2/P-1, AA/A-1+)                      3.30%         7/2/01         12,800     12,800/A/
                                                                                                         --------
                                                                                                           33,800
      ----------------------------------------------------------------------------------------------------------------
Wyoming-- 2.6%
      Converse County, Wyoming, Pollution Control
        Revenue Refunding Bond (PacifiCorp Project),
        Series 1994 VRDN (Aaa/VMIG1, AAA/A-1+)                     3.55%         7/2/01          4,900      4,900/A/

      Lincoln County, Wyoming, PCR Bonds (Exxon Project)
        Series 1985 VRDN (Aaa/P-1, AAA/A-1+)                       3.25%         7/2/01          2,900      2,900/A/

      Lincoln County, Wyoming, PCR Bonds (Pacificorp
        Projects), Series 1994 VRDN
        (Aaa/VMIG1, AAA/A-1+)                                      3.55%         7/2/01          2,100      2,100/A/

      Sweetwater County, Wyoming,  PCR Refunding Bond
        (Pacificorp Project), Series 1994 VRDN
        (Aaa/VMIG1, AAA/A-1+)                                      3.55%         7/2/01          1,000      1,000/A/
                                                                                                         --------
                                                                                                           10,900
      ----------------------------------------------------------------------------------------------------------------
      Total Investments, at Amortized Cost and Value-- 100.8%                                             416,846/C/
      Other Assets Less Liabilities-- (0.8)%                                                               (3,310)
                                                                                                         --------

      Net assets applicable to 413,543 shares outstanding-- 100.0%                                       $413,536
                                                                                                         --------

      Net asset value per share                                                                          $   1.00
                                                                                                         --------

      --------------------------------------------------------------------------
      /A/ The rate shown is the rate as of June 30, 2001, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
      /B/ The holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.
      /C/ Also represents cost for federal income tax purposes.
      A guide to investment abbreviations appears on the next page.

      See notes to financial statements.

      Legg Mason Tax Exempt Trust, Inc.
      (Unaudited)



Investment Abbreviations:

      BANS        Bond Anticipation Notes
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes
           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
           F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

      Commercial Paper
           P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
           F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to the ratings to denote relative status within major rating categories.
           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 2001. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                                 June 30, 2001
--------------------------------------------------------------------------------
                                                                  Percentage of
Maturity Period                       Amount/Par                    Portfolio
--------------------------------------------------------------------------------
                                        (000)                             (cum)
       1-7 days                       $302,665                    72.6%   72.6%
      8-30 days                          9,000                     2.2    74.8
     31-45 days                         22,796                     5.5    80.3
     46-90 days                         51,700                    12.4    92.7
   Over 90 days                         30,455                     7.3   100.0
                                      --------                   -----
                                      $416,616                   100.0%
                                      --------

Average Weighted Maturity: 29 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Six Months Ended June 30, 2001 (Unaudited)
(Amounts in Thousands)
--------------------------------------------------------------------------------

Investment Income:
        Interest                                                                                                  $7,040

Expenses:
        Management fee                                                                       $1,062
        Distribution and service fees                                                           213
        Custodian fees                                                                           57
        Directors' fees                                                                           5
        Legal and audit fees                                                                     25
        Registration fees                                                                        31
        Reports to shareholders                                                                  18
        Transfer agent and shareholder servicing expense                                         61
        Other expenses                                                                            7
                                                                                           --------
                                                                                              1,479
          Less compensating balance credits                                                     (34)
                                                                                           --------
          Total expenses, net of compensating balance credits                                                      1,445
                                                                                                                --------
      Net Investment Income                                                                                        5,595
      Net Realized and Unrealized Gain/(Loss) on Investments                                                          14
                                                                                                                --------
      Change in Net Assets Resulting From Operations                                                              $5,609
                                                                                                                ========

                                       -----------------------------------------------------

Statement of Changes in Net Assets
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)

                                                                                         For the Six            For the
                                                                                        Months Ended           Year Ended
                                                                                        June 30, 2001       December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       (Unaudited)
Change in Net Assets:
      Net investment income                                                                $ 5,595              $ 12,410
      Net realized gain/(loss) on investments                                                   14                    --
                                                                                        ----------            ----------
      Increase in net assets resulting from operations                                       5,609                12,410
      Distributions to shareholders from net investment income                              (5,595)              (12,410)
      Change in net assets from Fund share transactions                                     25,392                13,277
                                                                                        ----------            ----------
      Change in net assets                                                                  25,406                13,277

Net Assets:
      Beginning of period                                                                  388,130               374,853
------------------------------------------------------------------------------------------------------------------------------------
      End of period                                                                       $413,536             $ 388,130
                                                                                        ==========            ==========

      See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.




           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                Investment
                                Operations  Distributions                                  Ratios/Supplemental Data
                               -----------  -------------          -----------------------------------------------------------------
                                                                                                              Net
                      Net Asset                                                Total            Net       Investment    Net Assets,
                       Value,       Net       From Net   Net Asset           Expenses        Expenses       Income        End of
                      Beginning  Investment  Investment Value, End   Total  to Average      to Average    to Average      Period
                      of Period    Income      Income    of Period  Return  Net Assets/A/  Net Assets/B/  Net Assets  (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
 June 30, 2001*         $1.00     $.0130    $(.0130)     $1.00       2.64%/C/   .70%        .68%/C/         2.63%/C/     $413,536
Years Ended Dec. 31,
   2000                  1.00      .0339     (.0339)      1.00       3.44%      .70%        .70%            3.39%         388,130
   1999                  1.00      .0252     (.0252)      1.00       2.56%      .71%        .70%            2.52%         374,853
   1998                  1.00      .0271     (.0271)      1.00       2.75%      .72%        .71%            2.71%         330,134
   1997                  1.00      .0292     (.0292)      1.00       2.95%      .73%        .72%            2.92%         307,371
   1996                  1.00      .0282     (.0282)      1.00       2.85%      .64%        .64%            2.82%         278,492
------------------------------------------------------------------------------------------------------------------------------------

      /A/This ratio reflects total expenses before compensating balance credits. /B/This ratio reflects expenses net of compensating balance credits. /C/Annualized.
      * Unaudited.

      See notes to financial statements.

             -----------------------------------------------------


Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands) (Unaudited)


--------------------------------------------------------------------------------

1. Significant Accounting Policies:

           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, plus accretion of market discount earned, less amortization of market premium and accrued

 Legg Mason Tax Exempt Trust, Inc.



--------------------------------------------------------------------------------


      expenses. At June 30, 2001, dividends payable of $343 were accrued. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

           In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The Fund adopted the Guide January 1, 2001. The revised Guide requires the Fund to amortize premium and discount on all fixed income securities. There was no impact on the Fund as a result of adopting this accounting principle.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At June 30, 2001, there was no receivable for investments sold and $3,401 was payable for securities purchased.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $12 which expire in 2001 and $8 in 2002.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Transactions With Affiliates:

           The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $170 were payable to LMFA at June 30, 2001.

           Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
           Prior to June 1, 2000, Legg Mason Capital Management, Inc. ("LMCM") served as investment adviser to the Fund, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal years ended December 31, 1995 through 1999, and for the five months ended May 31, 2000, the Fund paid LMCM fees at an annual rate of 0.05% of the Fund's average daily net assets.

           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason may receive an annual Rule 12b-1 service fee of up to 0.20% of its average daily net assets for services provided to shareholders. However, Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $34 were payable to Legg Mason at June 30, 2001.

           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid Legg Mason $18 for the six months ended June 30, 2001.

           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 2001, net assets consisted of paid-in capital of $413,543 and an accumulated net realized loss of $7. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                                 Reinvestment
                                                  Sold         of Distributions        Repurchased          Net Change
-------------------------------------------------------------------------------------------------------------------------
      Six Months Ended June 30, 2001          $  767,798         $  5,046             $  (747,452)           $25,392
      Year Ended December 31, 2000             1,353,373           11,963              (1,352,059)            13,277

                       (THISPAGEINTENTIONALLYLEFTBLANK)

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:


Equity Funds:                                        Specialty Funds:

Value Trust                                          Balanced Trust
Special Investment Trust                             Financial Services Fund
American Leading Companies Trust                     Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust



Global Funds:                                        Taxable Bond Funds:

Global Income Trust                                  U.S. Government Intermediate-Term Portfolio
International Equity Trust                           Investment Grade Income Portfolio
Emerging Markets Trust                               High Yield Portfolio
Europe Fund



Tax-Free Bond Funds:                                 Money Market Funds:

Maryland Tax-Free Income Trust                       U.S. Government Money Market Portfolio
Pennsylvania Tax-Free Income Trust                   Cash Reserve Trust
Tax-Free Intermediate-Term Income Trust              Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



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